Loans and Related Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 895,394	$ 887,637
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	5,358	7,041
Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	659	690
Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	4,699	6,351
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	101,969	75,172
Term loans by origination year, fiscal year before current fiscal year	55,214	60,307
Term loans by origination year, two years before current fiscal year	34,661	22,816
Term loans by origination year, three years before current fiscal year	11,714	29,673
Term loans by origination year, four years before current fiscal year	15,842	35,869
Term loans by origination year, more than five years before current fiscal year	77,309	97,314
Revolving loans	78,564	79,347
Revolving loans converted to term loans	7,001	8,722
Loans	382,274	409,220
Total Consumer [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	424	612
Total Consumer [Member] | 90 days or more past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,700	2,700
Total Consumer [Member] | 90 days or more past due [Member] | Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,700	11,100
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	70,176	53,972
Term loans by origination year, fiscal year before current fiscal year	41,794	44,077
Term loans by origination year, two years before current fiscal year	25,234	15,758
Term loans by origination year, three years before current fiscal year	8,122	25,835
Term loans by origination year, four years before current fiscal year	14,245	33,051
Term loans by origination year, more than five years before current fiscal year	76,380	96,349
Revolving loans	16,305	22,677
Revolving loans converted to term loans	6,632	8,241
Loans	258,888	299,960
Residential mortgage - first lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	70,148	53,950
Term loans by origination year, fiscal year before current fiscal year	41,774	44,038
Term loans by origination year, two years before current fiscal year	25,203	15,717
Term loans by origination year, three years before current fiscal year	8,095	25,796
Term loans by origination year, four years before current fiscal year	14,223	33,019
Term loans by origination year, more than five years before current fiscal year	75,618	95,160
Revolving loans	5,313	6,934
Revolving loans converted to term loans	1,896	2,060
Loans	242,270	276,674
Residential mortgage - first lien [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	37	135
Residential mortgage - first lien [Member] | Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	14	215
Term loans by origination year, fiscal year before current fiscal year	134	639
Term loans by origination year, two years before current fiscal year	209	904
Term loans by origination year, three years before current fiscal year	349	1,076
Term loans by origination year, four years before current fiscal year	364	2,367
Term loans by origination year, more than five years before current fiscal year	12,088	25,039
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	13,158	30,240
Residential mortgage - first lien [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	69,994	53,298
Term loans by origination year, fiscal year before current fiscal year	41,527	43,297
Term loans by origination year, two years before current fiscal year	24,887	14,761
Term loans by origination year, three years before current fiscal year	7,660	24,619
Term loans by origination year, four years before current fiscal year	13,734	30,533
Term loans by origination year, more than five years before current fiscal year	61,576	67,960
Revolving loans	5,248	6,762
Revolving loans converted to term loans	1,673	1,719
Loans	226,299	242,949
Residential mortgage - first lien [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	129	111
Term loans by origination year, fiscal year before current fiscal year	27	76
Term loans by origination year, two years before current fiscal year	30	36
Term loans by origination year, three years before current fiscal year	12	67
Term loans by origination year, four years before current fiscal year	24	79
Term loans by origination year, more than five years before current fiscal year	418	750
Revolving loans	14	52
Revolving loans converted to term loans	29	66
Loans	683	1,237
Residential mortgage - first lien [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	10	88
Term loans by origination year, fiscal year before current fiscal year	7	10
Term loans by origination year, two years before current fiscal year	2	6
Term loans by origination year, three years before current fiscal year	0	12
Term loans by origination year, four years before current fiscal year	3	13
Term loans by origination year, more than five years before current fiscal year	126	305
Revolving loans	7	56
Revolving loans converted to term loans	15	68
Loans	170	558
Residential mortgage - first lien [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	232
Term loans by origination year, fiscal year before current fiscal year	1	11
Term loans by origination year, two years before current fiscal year	1	5
Term loans by origination year, three years before current fiscal year	1	8
Term loans by origination year, four years before current fiscal year	5	7
Term loans by origination year, more than five years before current fiscal year	53	197
Revolving loans	4	26
Revolving loans converted to term loans	9	33
Loans	74	519
Residential mortgage - first lien [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	1	3
Term loans by origination year, fiscal year before current fiscal year	16	4
Term loans by origination year, two years before current fiscal year	2	1
Term loans by origination year, three years before current fiscal year	2	3
Term loans by origination year, four years before current fiscal year	1	5
Term loans by origination year, more than five years before current fiscal year	63	151
Revolving loans	4	17
Revolving loans converted to term loans	14	29
Loans	103	213
Residential mortgage - first lien [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	3
Term loans by origination year, fiscal year before current fiscal year	62	1
Term loans by origination year, two years before current fiscal year	72	4
Term loans by origination year, three years before current fiscal year	71	11
Term loans by origination year, four years before current fiscal year	92	15
Term loans by origination year, more than five years before current fiscal year	1,294	758
Revolving loans	36	21
Revolving loans converted to term loans	156	145
Loans	1,783	958
Residential mortgage - junior lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	28	22
Term loans by origination year, fiscal year before current fiscal year	20	39
Term loans by origination year, two years before current fiscal year	31	41
Term loans by origination year, three years before current fiscal year	27	39
Term loans by origination year, four years before current fiscal year	22	32
Term loans by origination year, more than five years before current fiscal year	762	1,189
Revolving loans	10,992	15,743
Revolving loans converted to term loans	4,736	6,181
Loans	16,618	23,286
Residential mortgage - junior lien [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	12	19
Residential mortgage - junior lien [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	28	22
Term loans by origination year, fiscal year before current fiscal year	20	39
Term loans by origination year, two years before current fiscal year	30	39
Term loans by origination year, three years before current fiscal year	26	37
Term loans by origination year, four years before current fiscal year	21	31
Term loans by origination year, more than five years before current fiscal year	700	1,115
Revolving loans	10,883	15,366
Revolving loans converted to term loans	4,426	5,434
Loans	16,134	22,083
Residential mortgage - junior lien [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	1
Term loans by origination year, three years before current fiscal year	0	1
Term loans by origination year, four years before current fiscal year	1	0
Term loans by origination year, more than five years before current fiscal year	10	22
Revolving loans	29	113
Revolving loans converted to term loans	46	160
Loans	86	297
Residential mortgage - junior lien [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	1
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	4	11
Revolving loans	10	154
Revolving loans converted to term loans	21	271
Loans	35	437
Residential mortgage - junior lien [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	1	1
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	3	7
Revolving loans	4	45
Revolving loans converted to term loans	12	84
Loans	20	137
Residential mortgage - junior lien [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	5	9
Revolving loans	7	36
Revolving loans converted to term loans	14	77
Loans	26	122
Residential mortgage - junior lien [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	1	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	1
Term loans by origination year, more than five years before current fiscal year	40	25
Revolving loans	59	29
Revolving loans converted to term loans	217	155
Loans	317	210
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	38,243	36,374
Revolving loans converted to term loans	210	290
Loans	38,453	36,664
Credit card [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	269	365
Credit card [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	37,686	35,612
Revolving loans converted to term loans	192	255
Loans	37,878	35,867
Credit card [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	176	243
Revolving loans converted to term loans	7	12
Loans	183	255
Credit card [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	118	167
Revolving loans converted to term loans	5	10
Loans	123	177
Credit card [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	98	144
Revolving loans converted to term loans	5	10
Loans	103	154
Credit card [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	165	208
Revolving loans converted to term loans	1	3
Loans	166	211
Credit card [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	0	0
Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	29,566	19,790
Term loans by origination year, fiscal year before current fiscal year	12,700	14,831
Term loans by origination year, two years before current fiscal year	8,717	6,471
Term loans by origination year, three years before current fiscal year	3,386	3,573
Term loans by origination year, four years before current fiscal year	1,490	2,757
Term loans by origination year, more than five years before current fiscal year	800	765
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	56,659	48,187
Auto [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	88	65
Auto [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	29,246	19,625
Term loans by origination year, fiscal year before current fiscal year	12,412	14,561
Term loans by origination year, two years before current fiscal year	8,476	6,307
Term loans by origination year, three years before current fiscal year	3,271	3,459
Term loans by origination year, four years before current fiscal year	1,424	2,603
Term loans by origination year, more than five years before current fiscal year	714	697
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	55,543	47,252
Auto [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	220	120
Term loans by origination year, fiscal year before current fiscal year	193	183
Term loans by origination year, two years before current fiscal year	165	114
Term loans by origination year, three years before current fiscal year	81	80
Term loans by origination year, four years before current fiscal year	46	107
Term loans by origination year, more than five years before current fiscal year	57	46
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	762	650
Auto [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	69	32
Term loans by origination year, fiscal year before current fiscal year	67	60
Term loans by origination year, two years before current fiscal year	53	36
Term loans by origination year, three years before current fiscal year	25	25
Term loans by origination year, four years before current fiscal year	14	35
Term loans by origination year, more than five years before current fiscal year	21	16
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	249	204
Auto [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	31	13
Term loans by origination year, fiscal year before current fiscal year	27	26
Term loans by origination year, two years before current fiscal year	22	14
Term loans by origination year, three years before current fiscal year	9	9
Term loans by origination year, four years before current fiscal year	6	12
Term loans by origination year, more than five years before current fiscal year	8	6
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	103	80
Auto [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	1	1
Term loans by origination year, two years before current fiscal year	1	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	2	1
Auto [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	0	0
Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	2,227	1,410
Term loans by origination year, fiscal year before current fiscal year	720	1,399
Term loans by origination year, two years before current fiscal year	710	587
Term loans by origination year, three years before current fiscal year	206	265
Term loans by origination year, four years before current fiscal year	107	61
Term loans by origination year, more than five years before current fiscal year	129	200
Revolving loans	24,016	20,296
Revolving loans converted to term loans	159	191
Loans	28,274	24,409
Other consumer [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	18	28
Other consumer [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	2,221	1,406
Term loans by origination year, fiscal year before current fiscal year	716	1,383
Term loans by origination year, two years before current fiscal year	703	577
Term loans by origination year, three years before current fiscal year	203	261
Term loans by origination year, four years before current fiscal year	107	59
Term loans by origination year, more than five years before current fiscal year	125	193
Revolving loans	23,988	20,246
Revolving loans converted to term loans	143	162
Loans	28,206	24,287
Other consumer [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	3	2
Term loans by origination year, fiscal year before current fiscal year	2	7
Term loans by origination year, two years before current fiscal year	3	5
Term loans by origination year, three years before current fiscal year	1	2
Term loans by origination year, four years before current fiscal year	0	1
Term loans by origination year, more than five years before current fiscal year	2	3
Revolving loans	10	19
Revolving loans converted to term loans	4	10
Loans	25	49
Other consumer [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	2	1
Term loans by origination year, fiscal year before current fiscal year	1	5
Term loans by origination year, two years before current fiscal year	2	3
Term loans by origination year, three years before current fiscal year	1	1
Term loans by origination year, four years before current fiscal year	0	1
Term loans by origination year, more than five years before current fiscal year	1	1
Revolving loans	5	10
Revolving loans converted to term loans	1	6
Loans	13	28
Other consumer [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	1	1
Term loans by origination year, fiscal year before current fiscal year	1	4
Term loans by origination year, two years before current fiscal year	2	2
Term loans by origination year, three years before current fiscal year	1	1
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	1
Revolving loans	4	8
Revolving loans converted to term loans	0	3
Loans	9	20
Other consumer [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving loans	8	10
Revolving loans converted to term loans	2	4
Loans	10	14
Other consumer [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	1	2
Revolving loans	1	3
Revolving loans converted to term loans	9	6
Loans	$ 11	$ 11